Income Taxes (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Non capital losses	$ 26,110,000
Applicable income tax rate	27.00%	26.00%	26.00%
British Columbia [Member]
Statements Line Items
Applicable income tax rate	12.00%	11.00%